OPERATING LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2021
OPERATING LEASE COMMITMENTS
OPERATING LEASE COMMITMENTS

NOTE 6 – OPERATING LEASE COMMITMENTS

We have commitments under non-cancelable operating leases and other agreements, primarily for factory and office space, with initial or remaining terms of one year or more for the years ending December 31 are as follows:

Operating Lease Commitments
(in thousands)
2022	$802
2023	911
2024	826
2025	576
2026	124
Thereafter	16
Total	$3,447
Less Imputed interest	(377)
Total operating lease liabilities	$2,878

Cash paid for operating lease liabilities for the twelve months ended December 31, 2021 and 2020, respectively, was $815,000 and $770,000. There were eight new or modified leases during the twelve months ended December 31, 2021 that are accounted for in the amounts disclosed above.

The following table presents supplemental balance sheet information related to leases as of December 31, 2021:

	Year Ended December 31,
	2021	2020
(in thousands)
Right-of-use assets (Long-term other assets)	$2,793	$1,081
Lease liability-short term (Other accrued liabilities)	$601	$673
Lease liability-long term (Operating lease liabilities)	$2,277	$588

At December 31, 2021, the weighted average remaining lease term is 3.4 years and the weighted average discount rate used is 5%.

The components of our lease expense for the twelve months ended December 31, 2021 and 2020, respectively, include operating lease costs of $751,000 and $692,000, which includes short-term lease costs of $31,000 and $34,000. Variable payments were not material, and were treated as non-lease components and were recognized in the period for which the costs occur.

Our real estate facility leases are described below:

During the fourth quarter of 2021, we amended our lease agreement for the Redmond, Washington headquarters facility, extending the lease to January 31, 2026. The lease is for approximately 20,460 square feet. The lease base annual rental payments during 2021 and 2020 were approximately $372,000 and $361,000, respectively.

In addition to the Redmond facility, approximately 24,000 square feet is leased at two foreign locations, including our sales, service, operations and engineering office located in Shanghai, China, and our German sales, service and engineering office located near Munich, Germany.

Our lease for a facility located in Shanghai, China ran through October 31, 2021. In April 2021, we signed a lease extension effective November 1, 2021 that extends the lease through October 31, 2024. This lease is for approximately 19,400 square feet. The lease base annual rental payments during 2021 and 2020 were approximately $317,000 and $301,000, respectively.

Our lease for our facility located near Munich, Germany ran through February 28, 2022 and in March 2022 we entered into a lease extension to 2027. This lease is for approximately 4,895 square feet. The lease base annual rental payments during 2021 and 2020 were approximately $58,000 and $62,000, respectively.